Investee Companies and other investments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of associates [abstract]
Schedule of Composition of Investments
	December 31
	2018	2017
	€ in thousands

Investment in shares	19,641	18,515
Long-term loans	8,774	9,860
Deferred interest	(669)	(720)
	27,746	27,655
Current Maturities of the long-term loans	415	3,165
	28,161	30,820

Schedule of Changes in Investments
	2018	2017
Changes in equity and loans:	€ in thousands
Balance as at January 1	30,820	30,509
Repayment of long term loans	(4,576)	(407)
Interest on long term loans	1,079	1,104
Deferred interest	52	54
Elimination of interest on loan from related party	(1,130)	(1,158)
The Company’s share of income	2,545	1,531
Foreign currency translation adjustments	(629)	(813)
Balance as at December 31	28,161	30,820

Summary of Information on Financial Position
Summary information on financial position

								Equity
	Rate of	Current	Non-current	Total	Current	Non- current	Total	attributable to the owners of the	Company’s	Surplus Costs and	Other	Carrying Amount of
	ownership	Assets	assets	assets	liabilities	liabilities	liabilities	Company	share	goodwill	Adjustments	investment
	%	€ in thousands
2018
Dori Energy	50	1,154	49,629	50,783	(204)	(18,005)	(18,209)	32,574	16,287	3,376	(22)	19,641

2017
Dori Energy	50	8,013	47,959	55,972	(51)	(26,006)	(26,057)	29,915	14,958	3,925	(367)	18,515

Summary of Information on Operating Results
Summary information on operating results

	Rate of ownership as of December	Income for the year	Company’s share	Elimination of interest on loan from related party	Other Adjustments	Company’s share of income of investee
	%	€ in thousands
2018

Dori Energy	50	3,668	1,834	1,130	(419)	2,545
2017

Dori Energy	50	1,751	876	1,158	(503)	1,531

Schedule of Composition of Advances on Account of Investments	Composition of Advances on account of investments
	December 31
	2018	2017
	€ in thousands
On account of the Manara PSP	798	825
On account of the Talasol Project	-	8,000
	798	8,825

Schedule of Composition Short-term and Long-term of Financial Assets	Composition of short-term and long-term financial assets
	December 31
	2018	2017
	€ in thousands
Income receivable in connection with the A.R.Z. Electricity PSP	1,282	1,249
	1,282	1,249

Schedule of Identifiable Assets Acquired and Liabilities Assumed
Identifiable assets acquired and liabilities assumed (based on amounts as described hereunder):

Acquisition date
€ in thousands

Asset from concessions project	28,927
Intangible asset	5,505
Restricted cash	1,795
Long-term loan	(21,370)
Working Capital, net (excluding cash and cash equivalents)	(119)
Deferred tax	(4,887)
Total net identifiable assets	9,851

Schedule of Aggregate Cash Flows Derived
The aggregate cash flows derived for the Company as a result of the acquisition:

€ in thousands
Cash and cash equivalents paid	11,815
Less - cash and cash equivalents of the subsidiary	(1,964)
9,851

(*)The fair value of the income receivable in connection with concession project was calculated according to the cash flows expected to be received from the Israeli Electricity Authority for a period of 16 years, discounted at a weighted interest rate of 5.9% reflecting the credit risk of the debtor.